Amy Latkin
Vice President and Senior Counsel w: 212.224.1840 amy.latkin@mutualofamerica.com

February 29, 2024

Via EDGAR Correspondence

U.S. Securities and Exchange Commission

Division of Investment Management, Disclosure Review Office

100 F Street NE

Washington DC 20549

Re:	Mutual of America Separate Account No. 2 (Thrift Contracts) (the “Registrant”)

Registration Statement on Form N-4 (File no. 033-11023 and 811-03996)

Post-effective amendment to Rule 485(a)(1) of the Securities Act of 1933

Request for Selective Review of Registration Statement on Form N-4

Ladies and Gentlemen:

Contemporaneously herewith, the above named Registrant is filing a post-effective amendment under Rule 485(a)(1) of the Securities Act of 1933. This is to advise that the post-effective amendment includes revisions to the “Charges” section indicating that effective on or about June 1, 2024, the monthly participant charge has increased to $4.00 and will apply regardless of Account Value.

Additionally, the “Services” section of the Statement of Additional Information (“SAI”) discloses that we have entered into agreements with the transfer agent and/or distributor of certain of the Underlying Funds. Under the terms of these agreements, we will receive payments of up to 0.25% of the average daily net assets invested by the Separate Account in the Underlying Funds in connection with our provision of administrative support, distribution and recordkeeping services to the Underlying Funds. The services we provide to the Underlying Funds are in addition to the services we provide and expenses we incur in marketing and administering the variable annuity contracts. The “Charges” section of the prospectus no longer discloses that we will pass these payments directly on to participants, rather we will retain these payments. All other pricing and charges will remain unchanged.

Also, Appendix A reflects that Mutual of America Investment Corporation and each of its Funds changed its name to MoA Funds Corporation.

The Registrant respectfully requests that the Staff afford selective review of the Registration Statement on Form N-4 (033-11023 and 811-03996), filed on February 29, 2024, together with all exhibits thereto (collectively, the “Registration Statement”), in accordance with Securities Act Release No. 6510 (Feb. 15, 1984), limited to the matters discussed above.

Mutual of America Life Insurance Company	320 Park Avenue, New York, NY 10022-6839	mutualofamerica.com

The prospectus and SAI included in the Registration Statement are substantially similar to the prospectus and SAI included in the most recent Post-Effective Amendment No. 65 (File No. 811-03996), that was filed under Rule 485(b) of the 1933 Act on May 1, 2023, and incorporated SEC Staff comments to post-effective amendment No. 64 filed under Rule 485(a) in February 2023. Also responses to SEC Staff comments on Post-Effective Amendment No. 56 filed under Rule 485(a) in December 2020, and Staff comments were included in Post-Effective Amendment No. 62. Please note that the Registrant will file a post-effective amendment that will include 2023 financial statements, performance and similar updates.

For your convenience, please contact me if you would like to see the marked prospectus and I will send that to you directly. If you have any questions or need additional information, please do not hesitate to contact me at the above telephone number at your earliest convenience. I appreciate your attention to this matter.

Sincerely,

/s/ Amy Latkin